As filed with the Securities and Exchange Commission on February 13, 2007

Securities Act Registration No. 33-55441

Investment Company Act Registration No. 811-7215

SECURITIES AND EXCHANGE COMMISSION

  Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 20	X
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 23	X

(Check appropriate box or boxes)

DRYDEN TOTAL RETURN BOND FUND, INC.

 (Exact name of registrant as specified in charter)

  GATEWAY CENTER THREE

  100 MULBERRY STREET

  NEWARK, NEW JERSEY 07102-4077

 (Address of Principal Executive Offices) (Zip Code)

  Registrant’s Telephone Number, including Area Code: (973) 367-7521

Claudia DiGiacomo, Esq.

  Gateway Center Three

  100 Mulberry Street

  Newark, New Jersey 07102-4077

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:

  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

X	on February 28, 2007 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered Shares of beneficial interest, par value .01 per share.

Parts A, B and C to Dryden Total Return Bond Fund, Inc. (the “Company”) Post-Effective Amendment No. 19 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 22 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on December 15, 2006 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of February 13, 2007.  It is proposed that the Post-Effective Amendment become effective on February 28, 2007, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 13th day of February 2007.

DRYDEN TOTAL RETURN BOND FUND, INC.

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*Linda W. Bynoe	Trustee
*David E. A. Carson	Trustee
*Robert E. La Blanc	Trustee
*Robert F. Gunia	Trustee
*Douglas H. McCorkindale	Trustee
*Richard A. Redeker	Trustee
*Judy A. Rice	Trustee and President (Principal Executive Officer)
*Robin B. Smith	Trustee
*Stephen Stoneburn	Trustee
*Clay T. Whitehead	Trustee

*By /s/Claudia DiGiacomo	Attorney-in-Fact	February 13, 2007

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